Consolidated statement of changes in equity - RUB (₽) ₽ in Millions	Share capital	Additional paid-in capital	Share premium	Other reserves	Retained earnings	Translation reserve	Total	Non-controlling interests	Total
Beginning balance, equity at Dec. 31, 2019	₽ 1	₽ 1,876	₽ 12,068	₽ 2,576	₽ 10,557	₽ 289	₽ 27,367	₽ 70	₽ 27,437
Beginning balance, shares outstanding (in shares) at Dec. 31, 2019	62,092,835
Profit for the year					8,842		8,842	96	8,938
Foreign currency translation						265	265	9	274
Debt instruments at FVOCI				(15)			(15)		(15)
Total comprehensive income, net of tax				(15)	8,842	265	9,092	105	9,197
Share-based payments				43			43		43
Exercise of options (in shares)	285,997
Dividends					(4,797)		(4,797)		(4,797)
Dividends to non-controlling interests								(74)	(74)
Other				(29)			(29)	(5)	(34)
Ending balance, equity at Dec. 31, 2020	₽ 1	1,876	12,068	2,575	14,602	554	31,676	96	₽ 31,772
Ending balance, shares outstanding (in shares) at Dec. 31, 2020	62,378,832								62,379,000
Profit for the year					17,399		17,399	137	₽ 17,536
Foreign currency translation						(12)	(12)		(12)
Debt instruments at FVOCI				(206)			(206)		(206)
Total comprehensive income, net of tax				(206)	17,399	(12)	17,181	137	17,318
Share-based payments				8			8		₽ 8
Exercise of options (in shares)	58,936								59,000
Dividends					(5,179)		(5,179)		₽ (5,179)
Dividends to non-controlling interests								(78)	(78)
Other				(1)			(1)		(1)
Ending balance, equity at Dec. 31, 2021	₽ 1	1,876	12,068	2,376	26,822	542	43,685	155	₽ 43,840
Ending balance, shares outstanding (in shares) at Dec. 31, 2021	62,437,768								62,438,000
Profit for the year					13,119		13,119	636	₽ 13,755
Foreign currency translation						(141)	(141)	(1)	(142)
Debt instruments at FVOCI				220			220		220
Share of OCI of an associate				16			16		16
Total comprehensive income, net of tax				236	13,119	(141)	13,214	635	13,849
Share-based payments				86			86		₽ 86
Share-based payments (in shares)	263,841								264,000
Exercise of options (in shares)	11,366								11,000
Dividends to non-controlling interests								(171)	₽ (171)
Business combinations								293	293
Other				(2)			(2)		(2)
Ending balance, equity at Dec. 31, 2022	₽ 1	₽ 1,876	₽ 12,068	₽ 2,696	₽ 39,941	₽ 401	₽ 56,983	₽ 912	₽ 57,895
Ending balance, shares outstanding (in shares) at Dec. 31, 2022	62,712,975								62,713,000